FAIR VALUE MEASUREMENT - Marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Carried at fair value	$ 15,190	$ 18,337
Fair value (gain) losses	2,826	418	$ 4,744
Other Long-Term Investments	22,869	7,134
Unrealized gains	15,500	1,810
Carried at fair value	4,134	3,739
Gain of investments	$ 3,487	$ 904